Common Stock (Details Narrative) (fuboTV Inc.) - shares	Mar. 31, 2020	Dec. 31, 2019	Jan. 09, 2019	Dec. 31, 2018
Common stock, shares authorized	400,000,000	400,000,000	400,000,000	400,000,000
Common stock, shares outstanding	32,307,663	28,912,500		7,532,776
fuboTV Inc. [Member]
Common stock, shares authorized	22,612,225	22,612,225		18,000,000
Common stock, shares outstanding	2,162,187	2,157,367		2,076,317